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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2001

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Ironwood Capital Management LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

21 Custom House Street  Suite 240       Boston              MA             02110
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Gary S. Saks            Vice President, Treasurer and Secretary    617/757-7600
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                        /s/ Gary S. Saks
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                        Boston, MA          5/23/01
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     79

Form 13F Information Table Value Total: $229,054
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

               NONE

                                    FORM 13F

                                INFORMATION TABLE




                                                                  FORM 13F INFORMATION TABLE

                                TITLE                VALUE   SHARES/     SH/   PUT/  INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          OF CLASS   CUSIP   (x$1000) PRN AMT     PRN    CALL  DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------- --------  -------- --------    ---    ----  ------- ------------ -------- -------- --------
4 Kids Entertainment           COM       350865101    4199   372600     SH           SOLE                 215800            156800
AK Steel Holding Corp.         COM       001547108    5058   503251     SH           SOLE                 278914            224337
American International Group   COM       026874107     691     8582     SH           SOLE                   8582
American Service Group, Inc.   COM       02364l109    3685   147400     SH           SOLE                  79700             67700
Arch Wireless Inc.             COM       039392105     554   886200     SH           SOLE                 472500            413700
Ariad Pharmaceuticals, Inc.    COM       04033a100    5117   930450     SH           SOLE                 536350            394100
Auspex Systems, Inc.           COM       052116100    4473  1084300     SH           SOLE                 617100            467200
BNS Co CL A                    COM       055961106    7832  1506140     SH           SOLE                 887340            618800
Bank of New York Inc.          COM       064057102     254     5156     SH           SOLE                   5156
Biocryst Pharmacuetical, Inc.  COM       09058v103     179    29000     SH           SOLE                  16000             13000
Breakaway Solutions            COM       106372105       5    14250     SH           SOLE                  14250
Bristol Myers                  COM       110122108     750    12632     SH           SOLE                  12632
Castle AM & Co.                COM       148411101    3228   359100     SH           SOLE                 199800            159300
Cendant Corp.                  COM       151313103     299    20525     SH           SOLE                  20525
Ceres Group, Inc.              COM       156772105    2882   530000     SH           SOLE                 294300            235700
Ceridian Corp.                 COM       15677t106     363    19595     SH           SOLE                  19595
Commonwealth Industries, Inc.  COM       203004106    3550   811490     SH           SOLE                 451790            359700
Consolidated Freightways Corp. COM       209232107    8341  1235650     SH           SOLE                 699950            535700
Crompton Corp.                 COM       227116100    9027   805949     SH           SOLE                 471980            333969
DT Industries, Inc.            COM       23333j108    3619  1157990     SH           SOLE                 639290            518700
DuraSwitch Industries          COM       266905207    2746   230055     SH           SOLE                 141955             88100
EBT International Inc.         COM       268248101    2806  1181650     SH           SOLE                 603450            578200
EPIX Medical Inc.              COM       26881q101    2708   267505     SH           SOLE                 152805            114700
Elite Information Group Inc.   COM       28659m106    3258   659750     SH           SOLE                 383650            276100
Enron Corp.                    COM       293561106     706    12150     SH           SOLE                  12150
Esco Technologies Inc.         COM       296315104    1856    74350     SH           SOLE                  44150             30200
ExxonMobil                     COM       30231g102    1029    12701     SH           SOLE                  12701
GSI Lumonics Inc               COM       36229u102    1504   197273     SH           SOLE                 108573             88700
General Electric Co.           COM       369604103    1350    32247     SH           SOLE                  32247
Graphic Packaging Internationa COM       388690109    3358  1526400     SH           SOLE                 842000            684400
Group 1 Automotive Inc         COM       398905109     737    58700     SH           SOLE                  34900             23800
Herley Industries Inc.         COM       427398102    2300   160725     SH           SOLE                  93125             67600
IBM                            COM       459200101    1302    13538     SH           SOLE                  13538
Intergraph Corp.               COM       458683109    3072   317100     SH           SOLE                 179400            137700
Intertan Inc.                  COM       461120107    6780   536000     SH           SOLE                 304300            231700
JLG Industries, Inc.           COM       466210101    5315   408825     SH           SOLE                 221625            187200
Limited Inc.                   COM       532716107     179    11400     SH           SOLE                  11400
Magnetek, Inc.                 COM       559424106    4333   459450     SH           SOLE                 263450            196000
Material Sciences Corp         COM       576674105    4947   614475     SH           SOLE                 363775            250700
McKesson HBOC Inc.             COM       58155q103     469    17540     SH           SOLE                  17540
McMoran Exploration Co.        COM       582411104    1307    93030     SH           SOLE                  44130             48900
McNaughton Apparel Group       COM       582524104    5088   321750     SH           SOLE                 175050            146700
Merck & Co.                    COM       589331107     599     7890     SH           SOLE                   7890
Mission Resources Corporation  COM       605109107    4639   543720     SH           SOLE                 304020            239700
Nacco Industries, Inc.         COM       629579103    3711    59600     SH           SOLE                  35700             23900
Nortel Networks Corp.          COM       656568102     369    26270     SH           SOLE                  26270
Oneida Limited                 COM       682505102    1719   107800     SH           SOLE                  67200             40600
Oracle Systems Corp.           COM       68389x105     155    10360     SH           SOLE                  10360
Pepsico Inc.                   COM       713448108     503    11439     SH           SOLE                  11439
Pfizer Inc.                    COM       717081103     522    12737     SH           SOLE                  12737
Pioneer Standard Electron      COM       723877106    4750   387750     SH           SOLE                 210850            176900
PolyOne Corp.                  COM       73179p106    8106   890800     SH           SOLE                 487400            403400
Presidential Life Corporation  COM       740884101    4031   244325     SH           SOLE                 135825            108500
Progress Software Corp.        COM       743312100    2465   170018     SH           SOLE                 116518             53500
RTI International Metals, Inc. COM       74973w107    2124   157950     SH           SOLE                 120350             37600
Russell Corp                   COM       782352108    3468   185450     SH           SOLE                 100050             85400
Sames Corp.                    COM       79587e104    2729   290350     SH           SOLE                 159050            131300
Scios Inc                      COM       808905103   13945   606320     SH           SOLE                 368220            238100
Segue Software, Inc.           COM       815807102     256    47300     SH           SOLE                  47300
Signal Technology Corp.        COM       826675100    5905   883025     SH           SOLE                 517325            365700
Silverstream Software , Inc    COM       827907106    3443   363600     SH           SOLE                 209600            154000
Stancorp Financial             COM       852891100    7404   175859     SH           SOLE                  95859             80000
State Street Corp.             COM       857477103     252     2701     SH           SOLE                   2701
Sypris Solutions, Inc.         COM       871655106    1384   346000     SH           SOLE                 212850            133150
Transmedia Network             COM       893767301    2871   989850     SH           SOLE                 569150            420700
Transpro Inc.                  COM       893885103    1307   493350     SH           SOLE                 271050            222300
Tupperware Corp.               COM       899896104    2282    95650     SH           SOLE                  33250             62400
Tyco International, Inc.       COM       902124106     265     6127     SH           SOLE                   6127
United Dominion industries     COM       909914103    3381   161000     SH           SOLE                  87000             74000
Varian Semiconductor Equipment COM       922207105    5776   180865     SH           SOLE                 118965             61900
Verizon Communications         COM       92343v104     203     4119     SH           SOLE                   4119
Viacom Inc. Cl B               COM       925524308     380     8648     SH           SOLE                   8648
Wausau-Mosinee Paper Corp      COM       943315101    5843   449450     SH           SOLE                 247850            201600
Westaff, Inc.                  COM       957070105    2078   692750     SH           SOLE                 356550            336200
Wickes Co.                     COM       967446105    2115   526608     SH           SOLE                 292871            233737
Woodhead Industries, Inc.      COM       979438108    3913   224410     SH           SOLE                 137010             87400
WorldPages.Com, Inc            COM       981922107    1052   568500     SH           SOLE                 267700            300800
Xerox                          COM       984121103      87    14515     SH           SOLE                  14515
York International Corp.       COM       986670107    3766   136050     SH           SOLE                  86050             50000